T. ROWE PRICE Global Growth Stock Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.5%
Common Stocks 0.5%
MercadoLibre (USD) (1) 4,106 5,084
Total Argentina (Cost
$1,246
)
5,084
AUSTRALIA 0.7%
Common Stocks 0.7%
BHP Group  194,233 6,045
Worley  158,283 1,852
Total Australia (Cost
$7,404
)
7,897
BRAZIL 0.6%
Common Stocks 0.6%
NU Holdings, Class A (USD) (1) 842,427 6,706
Total Brazil (Cost
$3,737
)
6,706
CANADA 1.9%
Common Stocks 1.7%
Brookfield (USD)  58,593 2,045
National Bank of Canada  53,386 4,181
Nutrien (USD)  64,080 4,414
Shopify, Class A (USD) (1) 74,117 5,009
West Fraser Timber  29,100 2,452
18,101
Limited Partnerships 0.2%
Brookfield Renewable Partners (USD)  52,900 1,542
1,542
Total Canada (Cost
$15,219
)
19,643
CAYMAN ISLANDS 0.6%
Common Stocks 0.1%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $2,115 (USD) (2)(3) 554,948 1,093
1,093

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.5%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,202
(USD) (1)(2)(3) 24,387 4,828
4,828
Total Cayman Islands (Cost
$3,317
)
5,921
CHINA 3.5%
Common Stocks 2.6%
Alibaba Group Holding (HKD) (1) 305,968 3,910
China Resources Mixc Lifestyle Services (HKD)  625,800 3,029
JD Health International (HKD) (1) 223,550 1,634
JD.com, Class A (HKD)  68,798 1,424
Kanzhun, ADR (USD) (1) 117,763 2,200
Li Auto, Class A (HKD) (1) 173,400 3,722
Tencent Holdings (HKD)  130,800 6,012
Wuxi Biologics Cayman (HKD) (1) 317,500 1,832
Yum China Holdings (USD)  58,500 3,570
27,333
Common Stocks - China A Shares 0.9%
Glodon, A Shares (CNH)  419,860 1,900
Hundsun Technologies, A Shares (CNH)  300,080 1,729
NARI Technology, A Shares (CNH)  790,906 2,692
Shenzhen Inovance Technology, A Shares (CNH)  271,000 2,694
9,015
Total China (Cost
$33,744
)
36,348
FINLAND 0.1%
Common Stocks 0.1%
Sampo, Class A  19,801 873
Total Finland (Cost
$859
)
873
FRANCE 2.4%
Common Stocks 2.4%
Airbus  50,804 7,484
ArcelorMittal  121,631 3,518
EssilorLuxottica  14,089 2,834
Eurofins Scientific (4) 68,470 4,709
LVMH Moet Hennessy Louis Vuitton  3,902 3,624
Schneider Electric  18,800 3,353
Total France (Cost
$20,038
)
25,522

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 4.0%
Common Stocks 3.5%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(2)(3) 1,795 400
Deutsche Telekom  132,585 2,891
Evotec (1) 526,614 13,872
flatexDEGIRO (1)(4) 89,154 879
Hannover Rueck  15,591 3,327
Infineon Technologies  70,648 3,104
Siemens  31,667 5,397
Symrise  44,659 4,878
Zalando (1) 48,561 1,677
36,425
Convertible Preferred Stocks 0.2%
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $2,668 (USD) (1)(2)(3) 7,214 1,609
1,609
Preferred Stocks 0.3%
Sartorius  8,494 3,504
3,504
Total Germany (Cost
$35,170
)
41,538
HONG KONG 0.7%
Common Stocks 0.7%
AIA Group  413,400 4,136
Budweiser Brewing APAC  1,510,500 3,684
Total Hong Kong (Cost
$7,237
)
7,820
INDIA 5.3%
Common Stocks 5.1%
Axis Bank  756,106 8,787
Britannia Industries  24,349 1,424
Container Corp. of India  322,106 2,722
Godrej Consumer Products (1) 234,582 2,965
Havells India  106,935 1,738
HDFC Asset Management  37,693 1,162
HDFC Bank  361,010 7,242
HDFC Bank, ADR (USD)  42,554 2,906
Jio Financial Services (1) 143,899 442
Kotak Mahindra Bank  211,464 4,780

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
One 97 Communications (1) 435,633 4,247
Pidilite Industries  54,285 1,731
Reliance Industries  143,899 4,461
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(2)(3) 821 807
United Spirits (1) 262,566 3,241
Voltas  237,067 2,247
Zomato (1) 2,136,664 2,189
53,091
Convertible Preferred Stocks 0.2%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,344 (1)(2)(3) 1,977 1,943
1,943
Total India (Cost
$45,607
)
55,034
INDONESIA 2.4%
Common Stocks 2.4%
Bank Central Asia  14,318,000 8,671
Kalbe Farma  26,176,600 3,325
Sumber Alfaria Trijaya  72,347,900 12,955
Total Indonesia (Cost
$10,225
)
24,951
ITALY 0.4%
Common Stocks 0.4%
PRADA (HKD)  561,200 3,995
Total Italy (Cost
$3,716
)
3,995
JAPAN 2.6%
Common Stocks 2.6%
Daiichi Sankyo  218,500 6,730
Daikin Industries  19,900 4,024
Keyence  11,200 5,026
Mitsui  114,800 4,480
Nippon Sanso Holdings  83,900 2,029
Recruit Holdings  80,000 2,771
Sony Group  23,000 2,154
Total Japan (Cost
$19,285
)
27,214

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 1.9%
Common Stocks 1.9%
Adyen (1) 2,451 4,549
Argenx, ADR (USD) (1) 8,932 4,506
ASM International  4,847 2,303
ASML Holding (USD) (4) 9,567 6,854
BE Semiconductor Industries  13,680 1,633
Total Netherlands (Cost
$8,483
)
19,845
NIGERIA 0.1%
Common Stocks 0.1%
Nestle Nigeria  410,433 587
Total Nigeria (Cost
$908
)
587
PERU 0.6%
Common Stocks 0.6%
InRetail Peru (USD)  202,787 6,814
Total Peru (Cost
$4,769
)
6,814
PHILIPPINES 2.9%
Common Stocks 2.9%
BDO Unibank  5,052,747 13,363
Jollibee Foods  820,970 3,813
SM Investments  505,256 8,395
Universal Robina  2,161,250 4,833
Total Philippines (Cost
$26,920
)
30,404
SINGAPORE 0.5%
Common Stocks 0.5%
Grab Holdings, Class A (USD) (1) 374,135 1,433
Sea, ADR (USD) (1) 60,152 4,001
Total Singapore (Cost
$3,492
)
5,434

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Naspers, Class N  7,423 1,459
Total South Africa (Cost
$1,063
)
1,459
SOUTH KOREA 0.3%
Common Stocks 0.3%
Samsung Electronics  67,102 3,674
Total South Korea (Cost
$2,879
)
3,674
SPAIN 0.4%
Common Stocks 0.4%
Amadeus IT Group  57,076 4,094
Total Spain (Cost
$3,253
)
4,094
SWEDEN 0.4%
Common Stocks 0.4%
Assa Abloy, Class B  75,814 1,823
Hexagon, Class B  226,872 2,200
Total Sweden (Cost
$2,916
)
4,023
SWITZERLAND 0.2%
Common Stocks 0.2%
Lonza Group  3,985 2,315
Total Switzerland (Cost
$1,101
)
2,315
TAIWAN 0.7%
Common Stocks 0.7%
Taiwan Semiconductor Manufacturing, ADR (USD)  73,112 7,249
Total Taiwan (Cost
$6,330
)
7,249
UNITED KINGDOM 3.9%
Common Stocks 3.6%
Ashtead Group  52,441 3,880
AstraZeneca, ADR (USD)  97,484 6,990

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Endava, ADR (USD) (1)(4) 24,324 1,276
Experian  154,172 5,958
Farfetch, Class A (USD) (1)(4) 279,411 1,615
InterContinental Hotels Group  26,737 1,976
London Stock Exchange Group  39,063 4,242
Rentokil Initial  779,203 6,354
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(2)(3) 100,647 1,022
Unilever, ADR (USD) (4) 73,038 3,924
37,237
Convertible Preferred Stocks 0.3%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22, Cost $2,406
(USD) (1)(2)(3) 168,674 1,714
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523 (1)(2)(3) 77,036 1,763
3,477
Total United Kingdom (Cost
$33,013
)
40,714
UNITED STATES 59.6%
Common Stocks 56.3%
Accenture, Class A  15,227 4,817
Adobe (1) 5,845 3,192
Advanced Micro Devices (1) 57,345 6,560
Agilent Technologies  25,531 3,109
Alnylam Pharmaceuticals (1) 8,815 1,722
Alphabet, Class C (1) 184,726 24,589
Amazon.com (1) 183,142 24,482
American International Group  107,940 6,507
Amphenol, Class A  65,729 5,804
Apollo Global Management  60,952 4,980
Apple  165,251 32,464
Atlassian, Class A (1) 14,838 2,700
AvalonBay Communities, REIT  24,938 4,705
Bank of America  177,768 5,689
BILL Holdings (1)(4) 15,678 1,965
Cadence Design Systems (1) 16,184 3,787
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134 (1)(2)
(3) 1,839 1,305
CF Industries Holdings  66,740 5,478
Charles Schwab  132,106 8,732
Chubb  35,838 7,326
Cigna Group  24,800 7,318
Citigroup  46,053 2,195
Colgate-Palmolive  59,430 4,532
Confluent, Class A (1)(4) 45,263 1,563

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
ConocoPhillips  45,860 5,399
Constellation Brands, Class A  19,288 5,262
Constellation Energy  10,560 1,021
Coupang (1) 198,498 3,603
CSX  141,403 4,712
Cummins  10,129 2,642
Danaher  14,142 3,607
Darling Ingredients (1)(4) 36,970 2,560
DoorDash, Class A (1) 34,736 3,154
Eli Lilly  31,055 14,116
EOG Resources  40,361 5,349
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $4,316 (1)(2)(3) 7,021 4,849
EQT (4) 177,443 7,485
Equity LifeStyle Properties, REIT (4) 34,981 2,490
Etsy (1)(4) 15,654 1,591
FedEx  15,267 4,121
Fifth Third Bancorp  168,468 4,902
Fiserv (1) 129,576 16,354
Freeport-McMoRan  126,554 5,651
General Electric  65,423 7,474
Hess  41,802 6,343
Hubbell  9,158 2,857
HubSpot (1) 2,756 1,600
Huntington Bancshares  301,704 3,693
IDEX  13,011 2,938
Intuit  8,905 4,557
Intuitive Surgical (1) 23,623 7,663
JPMorgan Chase  54,970 8,683
KKR (4) 17,743 1,054
Las Vegas Sands (1) 68,508 4,097
Liberty Media-Liberty Formula One, Class C (1) 81,921 5,947
Linde  34,765 13,582
LPL Financial Holdings  18,300 4,197
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153 (1)(2)(3) 2,372 46
Manhattan Associates (1) 13,441 2,562
Marsh & McLennan  11,951 2,252
Mastercard, Class A  21,053 8,301
McKesson  16,498 6,639
Meta Platforms, Class A (1) 22,300 7,105
MetLife  69,886 4,401
Microsoft  110,879 37,246
MongoDB (1) 4,932 2,088
Monster Beverage (1) 43,952 2,527
Morgan Stanley  38,323 3,509

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Netflix (1) 15,833 6,950
NVIDIA  55,211 25,800
Old Dominion Freight Line  5,323 2,233
Paylocity Holding (1)(4) 13,609 3,087
Procter & Gamble  44,106 6,894
Rivian Automotive, Class A (1)(4) 137,280 3,794
ROBLOX, Class A (1) 25,577 1,004
Roper Technologies  39,523 19,487
Salesforce (1) 23,814 5,358
Schlumberger  128,506 7,497
Sempra  15,688 2,338
ServiceNow (1) 8,566 4,994
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859 (1)(2)(3) 32,874 720
Stryker  22,741 6,445
Synopsys (1) 7,597 3,432
Teledyne Technologies (1) 10,465 4,024
Tesla (1) 29,662 7,932
Thermo Fisher Scientific  11,490 6,304
Trade Desk, Class A (1) 24,948 2,277
Trimble (1) 65,103 3,502
UnitedHealth Group  18,350 9,292
Veeva Systems, Class A (1) 10,337 2,111
Vertex Pharmaceuticals (1) 10,074 3,549
Vulcan Materials  9,776 2,156
Walmart  42,602 6,810
Waste Connections  36,426 5,142
Weyerhaeuser, REIT (4) 68,531 2,334
Workday, Class A (1) 18,988 4,503
Zoetis  20,698 3,893
589,612
Convertible Preferred Stocks 3.3%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150 (1)(2)(3) 88 62
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (1)(2)(3) 10 7
Databricks, Series H, Acquisition Date: 8/31/21, Cost $1,107 (1)
(2)(3) 15,066 1,102
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(2)(3) 344,903 4,708
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(2)(3) 137,791 3,614
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(2)(3) 79,700 2,870
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(2)(3) 12,400 446
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(2)(3) 84,400 4,029

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Redwood Materials, Series C, Acquisition Date: 6/2/23,
Cost $1,880 (1)(2)(3) 39,374 1,880
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863 (1)(2)(3) 621,837 5,863
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)(2)(3) 20,496 416
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $2,163 (1)(2)
(3) 10,605 8,166
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)
(2)(3) 30,126 1,149
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)(2)
(3) 2,283 87
34,399
Total United States (Cost
$438,790
)
624,011
VIETNAM 2.7%
Common Stocks 2.7%
Asia Commercial Bank  20,000 20
FPT  1,866,576 7,120
Masan Group  3,166,570 11,680
Military Commercial Joint Stock Bank  7,441,859 6,293
Vietnam Technological & Commercial Joint Stock Bank (1) 2,223,700 3,400
Total Vietnam (Cost
$21,573
)
28,513
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.32% (5)(6) 1,464 1
Total Short-Term Investments (Cost $1) 1

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 5.32% (5)(6) 30,005,998 30,006
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 30,006
Total Securities Lending Collateral (Cost $30,006) 30,006
Total Investments in Securities 102.9%
(Cost $792,301) $ 1,077,689
Other Assets Less Liabilities (2.9)% (30,688)
Net Assets 100.0% $ 1,047,001
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$56,498 and represents 5.4% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at July 31, 2023.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 43++
Totals $ —# $ — $ 43+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 34,259  ¤  ¤ $ 30,007
Total $ 30,007^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $43 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $30,007.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Growth Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at July 31, 2023, totaled $(13,030,000) for the period ended
July 31, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 659,288 $ 326,850 $ 10,242 $ 996,380
Convertible Preferred Stocks — — 46,256 46,256
Limited Partnerships 1,542 — — 1,542
Preferred Stocks — 3,504 — 3,504
Short-Term Investments 1 — — 1
Securities Lending Collateral 30,006 — — 30,006
Total $ 690,837 $ 330,354 $ 56,498 $ 1,077,689
($000s)
Beginning
Balance
10/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
7/31/23
Investment in Securities
Common Stocks $ 14,294 $ (3,483) $ — $ (569) $ 10,242
Convertible Preferred Stocks 53,757 (9,369) 2,139 (271) 46,256
Total $ 68,051 $ (12,852) $ 2,139 $ (840) $ 56,498

T. ROWE PRICE Global Growth Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 10,242 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
6.0x
– 14.8x
10.5x Increase
Sales growth
rate
23%
– 35%
29% Increase
Enterprise
value to gross
profit multiple
9.5x
– 18.6x
13.9x Increase
Gross profit
growth rate
19%
– 37%
28% Increase
Projected
enterprise
value to sales
multiple
8.8x
– 14.8x
10.9x Increase
Projected
enterprise
value to gross
profit multiple
11.0x
– 18.9x
13.8x Increase
Premium
to public
company
multiples
94%
– 149%
122% Increase
Discount
to public
company
multiples
4% – 7% 6% Decrease

T. ROWE PRICE Global Growth Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 46,256 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
9.5x
– 18.6x
9.7x Increase
Gross profit
growth rate
24%
– 51%
36% Increase
Enterprise
value to sales
multiple
1.4x
– 14.8
3.8x Increase
Sales growth
rate
18%
– 90%
32% Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Gross
merchandise
value growth
rate
28% 28% Increase
Projected
enterprise
value to sales
multiple
2.3x
– 22.6x
7.6x Increase
Projected
enterprise
value to gross
profit multiple
11.0x
– 30.5x
17.7x Increase

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
10.5x 10.5x Increase
Projected
enterprise
value to EBIT
multiple
14.7x
– 26.9x
20.8x Increase
EBIT growth
rate
22% 22% Increase
Premium
to public
company
multiples
2%
– 149%
35% Increase
Discount
to public
company
multiples
58%
– 70%
64% Decrease
Discount rate
for cost of
capital
20%
– 25%
21% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F174-054Q3 07/23